Derivative liability (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Liability [Abstract]
Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis

As of the date of issuance of the convertible notes and June 30, 2025, the estimated fair values of the liabilities measured on a recurring basis were based on the following Black Scholes inputs:

	Initial	June 30,
	Date	2025
Expected conversion price	$5.95 - $11.70	$5.95 - $9.43
Expected term	0.22 - 1.00 years	0.22 - 0.86 years
Expected average volatility	135% - 205%	174% - 213%
Expected dividend yield	-	-
Risk-free interest rate	3.92% - 4.34%	3.96% - 4.41%
Expected IPO Price	$7.00 - $9.00	$7.00 - $9.00

Schedule of Changes in Derivative Liabilities

The following table summarizes the changes in the derivative liabilities during the three and six months ended June 30, 2025:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Balance - December 31, 2024	$-
Addition of new derivatives recognized as debt discount - conversion feature	953,571
Addition of new derivatives recognized as loss on derivatives	117,217
Gain on change in fair value of the derivative	(172,729)
Balance - June 30, 2025	$898,059

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Balance – April 1, 2025	$-
Addition of new derivatives recognized as debt discount - conversion feature	953,571
Addition of new derivatives recognized as loss on derivatives	117,217
Gain on change in fair value of the derivative	(172,729)
Balance - June 30, 2025	$898,059